S000013857 [Member] Investment Strategy - TCW Conservative Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests in a combination of (i) fixed income funds, (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (iii) alternative funds investing in asset classes other than equity and fixed income such as commodities or curren-
cies. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to achieve this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. The Underlying Funds consist of the other series of TCW Funds, Inc., series of TCW ETF Trust, series of Metropolitan West Funds, and various unaffiliated funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and TCW Investment Management Company LLC, the Fund’s investment advisor (the “Advisor”) and the investment advisor to the TCW ETF Trust, are affiliated wholly-owned subsidiaries of the TCW Group, Inc.
The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor develops a strategic allocation, ranks funds’ forward-looking outlook, utilizes that input to construct fund allocations using quantitative optimization tools subject to a risk and turnover constraint, and monitors cross-asset risk of the overall portfolio.
The equity Underlying Funds invest principally in equity securities of large-capitalization companies, including common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depositary Receipts (ADRs); and other securities with equity characteristics. The Fund invests between 20% and 60% of its net assets in equity Underlying Funds, some of which may invest in international equity exchange-traded funds (“ETFs”). ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange.
The fixed income Underlying Funds invest principally in fixed income securities, including securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (government and corporate); money market instruments; and other securities bearing fixed or variable interest rates of any maturity. The fixed income Underlying Funds may invest in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the investment advisor to be of comparable quality The fixed income Underlying funds may also invest in derivatives. The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.
The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund because the Fund not only directly bears its annual operating expenses but also indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the affiliated Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.
The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will help the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund, under normal market conditions, adheres to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to a market action or a portfolio manager recommendation without advance notice to shareholders.